VALUED ADVISERS TRUST
 2960 N. Meridian St., Suite 300
Indianapolis, Indiana  46208

(317) 917-7000

September 23, 2010

VIA EDGAR
==========
Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C.  20549

RE:
Post-Effective Amendment No. 20 (the “Amendment”) to the Registration Statement of Valued Advisers Trust (the “Trust”) under the Securities Act of 1933, as amended (the “1933 Act”) and Amendment No. 21 to the Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) on Form N-1A with respect to the Geier Strategic Total Return Fund (the “Fund”) (File Nos. 333-151672 and 811-22208)

Ladies and Gentlemen:

Pursuant to the 1933 Act, as amended, Rule 485(a) of the Regulation C thereunder and Rule 8b-16 under the 1940 Act, transmitted herewith on behalf of the Trust is the Amendment.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The Amendment is being filed for the purpose of adding a new series portfolio, the Geier Strategic Total Return Fund (the “Fund”), to the Trust.  The Amendment contains the prospectus and statement of additional information of the Fund.  You should also note that we have included in an appendix to the prospectus preliminary performance information related to accounts advised by the investment adviser (the “Adviser”) to the Fund.  This related performance will represent all accounts managed by the Adviser that are managed in a manner that is substantially similar to the manner in which the Fund will be managed.  The Fund has also included all disclosures that it believes are important for prospective Fund investors to consider in evaluating the relevance of this related performance, including the fact that the related performance is not that of the Fund and it is not intended to suggest that the results will be those experienced by the Fund.

The Amendment conforms to the new Form N-1A requirements.  Except for the following sections, the Fund’s prospectus and SAI each conform, in substance, to the prospectus and SAI used by the other series of the Trust.  Therefore, pursuant to Release No. IC-13768, we respectfully request that the SEC staff selectively review on an expedited basis only those sections that materially differ from the prospectus and SAI on file with the staff, which are as follows:

PROSPECTUS

                 Summary Section
         Additional Information About the Fund’s Principal Investment Strategies and Related Risks
         Management of the Fund
         Appendix

SAI

Additional Information About Fund Investments and Risk Considerations
Investment Adviser
Trustees and Officers
Proxy Voting Policy

We look forward to receiving your comments.  If you have any questions concerning the foregoing, please contact John H. Lively at the address written below or via phone at (913) 660-0778.

Sincerely,

/s/ Carol J. Highsmith
Carol J. Highsmith, Vice President

cc:           John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 W. 141st Terrace, Suite 119
Leawood, KS 66224